REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Interchange income	$ 30,000	$ 29,700	$ 29,500
Credit card expense	15,600	15,700	15,100
Foreign exchange income	56,064	54,051	54,965
Spot foreign exchange income	$ 10,400	$ 9,800	$ 7,300